Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Activity of Preferred and Common Stock
The table below summarizes the share activities of the Company's preferred and common stock.

	Number of Shares
(In thousands)	Preferred Stock	Class A Common Stock	Class B Common Stock
Shares outstanding at December 31, 2017	65,464	542,599	736
Shares issued upon redemption of OP Units	—	2	—
Repurchase of common stock	—	(42,306)	—
Equity-based compensation, net of forfeitures	—	3,257	—
Shares canceled for tax withholding on vested stock awards	—	(2,909)	—
Shares outstanding at March 31, 2018	65,464	500,643	736

Shares outstanding at December 31, 2018	57,464	483,347	734
Shares issued upon redemption of OP Units	—	3	—
Repurchase of common stock	—	(652)	—
Equity-based compensation, net of forfeitures	—	2,659	—
Shares canceled for tax withholding on vested stock awards	—	(582)	—
Shares outstanding at March 31, 2019	57,464	484,775	734
Preferred Stock
In the event of a liquidation or dissolution of the Company, preferred stockholders have priority over common stockholders for payment of dividends and distribution of net assets.
The table below summarizes the preferred stock issued and outstanding at March 31, 2019:

Description	Dividend Rate Per Annum	Initial Issuance Date	Shares Outstanding (in thousands)	Par Value (in thousands)	Liquidation Preference (in thousands)	Earliest Redemption Date
Series B	8.25%	February 2007	6,114	$61	$152,855	Currently redeemable
Series E	8.75%	May 2014	10,000	100	250,000	May 15, 2019
Series G	7.5%	June 2014	3,450	35	86,250	June 19, 2019
Series H	7.125%	April 2015	11,500	115	287,500	April 13, 2020
Series I	7.15%	June 2017	13,800	138	345,000	June 5, 2022
Series J	7.125%	September 2017	12,600	126	315,000	September 22, 2022
			57,464	$575	$1,436,605

The table below summarizes the share activities of the Company's preferred and common stock.
As a result of the Merger, each outstanding share of Colony's class A and class B common stock was converted into the right to receive 1.4663 shares of the Company's class A and class B common stock, respectively. Accordingly, the Company's common shares outstanding for all periods prior to January 10, 2017 have been adjusted to reflect the Colony exchange ratio of 1.4663.

	Number of Shares
(In thousands)	Preferred Stock	Class A Common Stock	Class B Common Stock
Shares outstanding at December 31, 2015	25,030	163,777	801
Repurchase of preferred stock (1)	(964)	—	—
Contribution of preferred stock to an affiliate (1)	964	—	—
Shares issued upon redemption of OP units	—	1,370	—
Conversion of class B to class A common stock	—	31	(31)
Equity-based compensation, net of forfeitures	—	1,478	—
Shares canceled for tax withholding on vested stock awards	—	(216)	—
Shares outstanding at December 31, 2016	25,030	166,440	770
Consideration for the Merger (2)	39,466	392,120	—
Issuance of preferred stock	26,400	—	—
Redemption of preferred stock	(25,432)	—	—
Shares canceled (3)	—	(2,984)	—
Shares issued upon redemption of OP Units	—	1,684	—
Conversion of class B to class A common stock	—	34	(34)
Repurchase of common stock	—	(23,371)	—
Exchange of notes for class A common stock	—	233	—
Equity-based compensation, net of forfeitures	—	8,096	—
Redemption of restricted stock units	—	775	—
Shares canceled for tax withholding on vested stock awards	—	(428)	—
Shares outstanding at December 31, 2017	65,464	542,599	736
Redemption of preferred stock	(8,000)	—	—
Shares issued upon redemption of OP Units (4)	—	2,074	—
Shares issued for settlement of contingent consideration—Internalization (Note 14)	—	15	40
Conversion of class B to class A common stock	—	42	(42)
Repurchase of common stock	—	(61,418)
Equity-based compensation, net of forfeitures	—	3,394	—
Shares canceled for tax withholding on vested stock awards	—	(3,359)	—
Shares outstanding at December 31, 2018	57,464	483,347	734
__________

(1)
In January 2016, the Company repurchased 963,718 shares in aggregate of its preferred stock for approximately $20.0 million. In March 2016, the Company contributed the preferred stock at its purchase price to an investment vehicle (the "REIT Securities Venture"), which is a joint venture with a private fund managed by the Company. The Company holds an approximate 4.4% interest in the REIT Securities Venture, accounted for under the equity method. The REIT Securities Venture invests in equity of publicly traded U.S. REITs, including securities of the Company.

(2)
Shares were legally issued by the Company, as the surviving combined entity, as consideration for the Merger. However, as the Merger was accounted for as a reverse acquisition, the consideration transferred was measured based upon the number of shares of common stock and preferred stock that Colony, as the accounting acquirer, would theoretically have issued to the shareholders of NSAM and NRF to achieve the same ratio of ownership in the Company upon completion of the Merger (Note 3).

(3)	Represents NRF shares held by NSAM that were canceled upon consummation of the Merger, after giving effect to the exchange ratio.

(4)
Includes 572,567 shares of class A common stock issued upon redemption of an equivalent number of OP Units that were issued for settlement of the contingent consideration in connection with the Internalization (Note 17).

Preferred Stock
In the event of a liquidation or dissolution of the Company, preferred stockholders have priority over common stockholders for payment of dividends and distribution of net assets.
The table below summarizes the preferred stock issued and outstanding at December 31, 2018:

Description	Dividend Rate Per Annum	Initial Issuance Date	Shares Outstanding (in thousands)	Par Value (in thousands)	Liquidation Preference (in thousands)	Earliest Redemption Date
Series B	8.25%	February 2007 (1)	6,114	$61	$152,855	Currently redeemable
Series E	8.75%	May 2014 (1)	10,000	100	250,000	May 15, 2019
Series G	7.5%	June 2014 (1)	3,450	35	86,250	June 19, 2019
Series H	7.125%	April 2015 (1)	11,500	115	287,500	April 13, 2020
Series I	7.15%	June 2017	13,800	138	345,000	June 5, 2022
Series J	7.125%	September 2017	12,600	126	315,000	September 22, 2022
			57,464	$575	$1,436,605

__________
(1)
Represents initial issuance date pre-Merger by NRF or Colony, as applicable.
Components of Accumulated Other Comprehensive Income (Loss) Attributable to Stockholders
The following tables present the changes in each component of AOCI attributable to stockholders and noncontrolling interests in investment entities, net of immaterial tax effect. AOCI attributable to noncontrolling interests in Operating Company is immaterial.
Changes in Components of AOCI—Stockholders

(In thousands)	Company's Share in AOCI of Equity Method Investments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2017	$5,616	$14,418	$—	$45,931	$(18,649)	$47,316
Cumulative effect of adoption of new accounting pronouncements	(202)	—	—	—	—	(202)
Other comprehensive income (loss) before reclassifications	1,009	(15,736)	—	35,759	(18,534)	2,498
Amounts reclassified from AOCI	—	(3,800)	—	4,163	(938)	(575)
AOCI at March 31, 2018	$6,423	$(5,118)	$—	$85,853	$(38,121)	$49,037

AOCI at December 31, 2018	$3,629	$(3,175)	$(91)	$6,618	$7,018	$13,999
Other comprehensive income (loss) before reclassifications	4,683	1,312	(129)	(11,103)	13,954	8,717
Amounts reclassified from AOCI	—	626	—	(955)	(249)	(578)
AOCI at March 31, 2019	$8,312	$(1,237)	$(220)	$(5,440)	$20,723	$22,138

Changes in Components of AOCI—Noncontrolling Interests in Investment Entities

(In thousands)	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2017	$—	$—	$38,948	$3,127	$42,075
Other comprehensive income (loss) before reclassifications	—	—	29,242	(4,817)	24,425
Amounts reclassified from AOCI	—	—	4,415	1,267	5,682
AOCI at March 31, 2018	$—	$—	$72,605	$(423)	$72,182

AOCI at December 31, 2018	$—	(390)	$(600)	$9,644	$8,654
Other comprehensive income (loss) before reclassifications	—	(525)	(15,379)	(2,169)	(18,073)
Amounts reclassified from AOCI	—	—	—	444	444
AOCI at March 31, 2019	$—	$(915)	$(15,979)	$7,919	$(8,975)

The following tables present the changes in each component of AOCI attributable to stockholders and noncontrolling interests in investment entities, net of immaterial tax effect. AOCI attributable to noncontrolling interests in Operating Company is immaterial.
Changes in Components of AOCI—Stockholders

(In thousands)	Company's Share in AOCI of Equity Method Investments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2015	$—	$—	$(245)	$(42,125)	$23,948	$(18,422)
Other comprehensive income (loss) before reclassifications	131	(112)	7	(34,234)	21,123	(13,085)
Amounts reclassified from AOCI	(46)	—	197	(67)	(686)	(602)
AOCI at December 31, 2016	$85	$(112)	$(41)	$(76,426)	$44,385	$(32,109)
Other comprehensive income (loss) before reclassifications	5,450	(22,014)	41	124,846	(68,581)	39,742
Amounts reclassified from AOCI	81	36,544	—	(2,489)	5,547	39,683
AOCI at December 31, 2017	$5,616	$14,418	$—	$45,931	$(18,649)	$47,316
Cumulative effect of adoption of new accounting pronouncements	(202)	—	—	—	—	(202)
Other comprehensive income (loss) before reclassifications	(1,785)	(16,238)	(91)	(46,183)	34,113	(30,184)
Amounts reclassified from AOCI	—	(3,951)	—	6,870	(8,446)	(5,527)
Deconsolidation of N-Star CDO	—	2,596	—	—	—	2,596
AOCI at December 31, 2018	$3,629	$(3,175)	$(91)	$6,618	$7,018	$13,999

Changes in Components of AOCI—Noncontrolling Interests in Investment Entities

(In thousands)	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2015	$—	$(149)	$51	$(1)	$(99)
Other comprehensive income (loss) before reclassifications	(527)	—	(56,479)	12,669	(44,337)
Amounts reclassified from AOCI	—	149	(785)	(870)	(1,506)
AOCI at December 31, 2016	$(527)	$—	$(57,213)	$11,798	$(45,942)
Other comprehensive income (loss) before reclassifications	981	—	97,840	(10,659)	88,162
Amounts reclassified from AOCI	(454)	—	(1,679)	1,988	(145)
AOCI at December 31, 2017	$—	—	$38,948	$3,127	$42,075
Other comprehensive income (loss) before reclassifications	—	(390)	(39,621)	8,696	(31,315)
Amounts reclassified from AOCI	—	—	73	(2,179)	(2,106)
AOCI at December 31, 2018	$—	$(390)	$(600)	$9,644	$8,654

Reclassification out of Accumulated Other Comprehensive Income
Information about amounts reclassified out of AOCI attributable to stockholders by component is presented below:

(In thousands)	Three Months Ended March 31,		Affected Line Item in the Consolidated Statements of Operations
Component of AOCI reclassified into earnings	2019	2018
Realized gain (loss) on marketable securities	$—	$7,906	Other gain (loss), net
Other-than-temporary impairment and write-offs of securities	(626)	(4,106)	Other gain (loss), net
Release of cumulative translation adjustments	955	(4,163)	Other gain (loss), net
Unrealized gain (loss) on dedesignated net investment hedges	24	(1,498)	Other gain (loss), net
Realized gain (loss) on net investment hedges	225	2,436	Other gain (loss), net

Information about amounts reclassified out of AOCI attributable to stockholders by component is presented below:

(In thousands)	Year Ended December 31,			Affected Line Item in the Consolidated Statements of Operations
Component of AOCI reclassified into earnings	2018	2017	2016
Realized gain (loss) on marketable securities	$10,100	$(5,285)	$46	Other gain (loss), net
Other-than-temporary impairment and write-offs of securities	(6,149)	(31,259)	—	Other gain (loss), net
Deconsolidation of N-Star CDO	(2,596)	—	—	Other gain (loss), net
Unrealized gain on ineffective cash flow hedge	—	—	(197)	Other gain (loss), net
Release of cumulative translation adjustments	(6,870)	2,489	67	Other gain (loss), net
Unrealized gain (loss) on dedesignated net investment hedges	1,454	(1,829)	634	Other gain (loss), net
Realized gain (loss) on net investment hedges	6,992	(3,718)	52	Other gain (loss), net
Release of equity in AOCI of unconsolidated ventures	—	(81)	—	Earnings from investments in unconsolidated ventures